Share-based payments - Valuations of share-based payments (Details)	4 Months Ended	9 Months Ended	51 Months Ended	84 Months Ended
	Sep. 30, 2019 USD ($) Options	Sep. 30, 2019 USD ($) Options $ / shares	Sep. 30, 2019 USD ($) Options	Sep. 30, 2019 USD ($) Options
Valuations of share-based payments
Number of options/ RSUs		1,412,800
Minimum
Valuations of share-based payments
Forfeiture rate used in valuation models granted		0.00%
Maximum
Valuations of share-based payments
Forfeiture rate used in valuation models granted		16.00%
2012 Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs				4,128,521
Weighted average share price | $ / shares		$ 28.10
Weighted average fair value per option | $	$ 7.14	$ 7.14	$ 7.14	$ 7.14
2012 Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Dividend yield, percentage		0.00%
Volatility, percentage		28.00%
Risk-free interest rate, percentage		0.29%
Expected term, years		2 years
2012 Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Dividend yield, percentage		5.03%
Volatility, percentage		49.85%
Risk-free interest rate, percentage		3.85%
Expected term, years		4 years
Restricted stock units (RSU)
Valuations of share-based payments
Number of options/ RSUs		132,800	2,035,808
Weighted average share price | $ / shares		$ 15.26
Weighted average fair value per option | $	$ 14.56	$ 14.56	$ 14.56	14.56
Restricted stock units (RSU) | Minimum
Valuations of share-based payments
Dividend yield, percentage		0.00%
Volatility, percentage		40.65%
Risk-free interest rate, percentage		2.89%
Expected term, years		0 years
Restricted stock units (RSU) | Maximum
Valuations of share-based payments
Dividend yield, percentage		5.70%
Volatility, percentage		64.02%
Risk-free interest rate, percentage		4.34%
Expected term, years		2 years
2019 Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs	1,280,000	1,280,000
Dividend yield, percentage		5.70%
Volatility, percentage		41.12%
Weighted average share price | $ / shares		$ 19.81
Weighted average fair value per option | $	$ 5.23	$ 5.23	$ 5.23	$ 5.23
2019 Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Risk-free interest rate, percentage		1.91%
Expected term, years		0 years
2019 Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Risk-free interest rate, percentage		1.94%
Expected term, years		4 years